SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company issued 128,971 shares of common stock pursuant to a cashless exercise of warrants by a warrant holder. In addition, the Company issued 40,000 shares of common stock to a consultant for services rendered.